PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 318,629	R$ 76,619
Business combinations	668
Expenses	45,233	13,836
Sponsor contributions	(13,721)	(8,593)
Amounts recognized in OCI	171,296	236,767
Balance at the end of the year	522,105	318,629
Actuarial assets per balance sheet	(9,833)	(9,041)
Actuarial liabilities per balance sheet	531,938	327,670
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	54,026	46,907
Business combinations	(12)
Expenses	8,302	8,089
Sponsor contributions	(10,680)	(8,562)
Amounts recognized in OCI	15,512	7,592
Balance at the end of the year	67,148	54,026
Actuarial assets per balance sheet	(9,833)	(9,041)
Actuarial liabilities per balance sheet	76,982	63,068
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	264,603	29,712
Business combinations	680
Expenses	36,931	5,747
Sponsor contributions	(3,041)	(31)
Amounts recognized in OCI	155,784	229,175
Balance at the end of the year	454,957	264,603
Actuarial liabilities per balance sheet	R$ 454,956	R$ 264,602